The Community Development Fund

September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face	Market
Description	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 49.2%
FHLMC Multifamily - 29.3%
2021-P009, 1.13%, 01/25/2031	$407,823	$345,432
KJ29, 1.41%, 11/25/2027	2,100,000	1,858,224
KSG1, 1.50%, 09/25/2030	3,600,000	2,836,238
K123, 1.62%, 12/25/2030	1,500,000	1,179,314
KG06, 1.78%, 10/25/2031	1,200,000	932,753
2021-P009, 1.88%, 01/25/2031	1,000,000	802,096
K135, 1.91%, 10/25/2031 (a)	5,500,000	4,281,215
Pool RA5346, 2.00%, 05/01/2051	1,101,471	843,063
KSG2, 2.09%, 11/25/2031 (a)	1,000,000	791,361
K141, 2.25%, 02/25/2032	4,800,000	3,837,300
KSG3, 2.65%, 05/25/2032 (a)	2,000,000	1,639,170
K145, 2.65%, 06/25/2055	1,805,818	1,590,836
2022-P013, 2.85%, 02/25/2032 (a)	1,850,000	1,507,786
K1514, 2.86%, 10/25/2034	2,300,000	1,814,309
K092, 3.13%, 10/25/2028	2,943,274	2,769,157
Pool WA0500, 3.48%, 03/01/2047	2,337,023	1,862,258
K088, 3.69%, 01/25/2029	1,000,000	934,674
KF97, 5.65%, SOFR30A + 0.334%11/25/2030 (a)	310,999	303,775
KF136, 5.72%, SOFR30A + 0.410%04/25/2032 (a)	761,368	749,115
KF141, 5.88%, SOFR30A + 0.570%07/25/2032 (a)	5,213,354	5,183,679
		36,061,755

FHLMC Single Family - 1.2%
Pool Q41874, 3.00%, 07/01/2046	1,019,534	864,285
Pool RA1853, 3.00%, 12/01/2049	784,615	656,806
		1,521,091

FNMA Multifamily - 2.9%
Pool CB0268, 2.00%, 04/01/2051	3,187,396	2,436,731

The Community Development Fund

September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
Pool BT0120, 2.00%, 05/01/2051	$1,083,029	$827,785
Pool AN5657, 3.30%, 07/01/2032	349,034	306,540
		3,571,056

FNMA Single Family - 13.8%
Pool CA7479, 2.00%, 10/01/2050	748,566	572,541
Pool CA7480, 2.00%, 10/01/2050	1,081,159	827,628
Pool CA8444, 2.00%, 12/01/2050	966,681	742,034
Pool CB1441, 2.00%, 08/01/2051	4,901,598	3,746,427
Pool CB2317, 2.00%, 12/01/2051	1,399,499	1,069,441
Pool CB2738, 2.50%, 01/01/2052	4,961,934	3,948,945
Pool CB2739, 2.50%, 01/01/2052	807,270	646,333
Pool CB2830, 2.50%, 02/01/2052	1,153,011	922,694
Pool AS7484, 3.00%, 06/01/2046	450,716	381,544
Pool BC0962, 3.00%, 06/01/2046	408,971	348,819
Pool AS7476, 3.00%, 07/01/2046	360,788	305,529
Pool AS7647, 3.00%, 07/01/2046	669,490	566,739
Pool AS7653, 3.00%, 07/01/2046	1,071,854	905,485
Pool AS8262, 3.00%, 10/01/2046	553,926	467,345
Pool CA4927, 3.00%, 01/01/2050	328,063	274,681
Pool AS8734, 3.50%, 01/01/2047	571,826	501,651
Pool AS9360, 3.50%, 04/01/2047	387,338	342,906
Pool CA1158, 3.50%, 02/01/2048	253,513	222,210
Pool CA1985, 4.00%, 06/01/2048	237,672	214,978
		17,007,930

GNMA Multifamily - 1.5%
2021-183, 1.75%, 01/16/2063	1,444,274	1,052,173
2017-135, 2.60%, 08/16/2058	590,125	484,575
2017-74, 2.60%, 09/16/2058	417,574	338,477
		1,875,225

The Community Development Fund

September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
GNMA Single Family - 0.5%
Pool G2 AU1835, 3.00%, 08/20/2046	$390,973	$333,740
Pool G2 AU1762, 3.50%, 07/20/2046	336,822	299,931
		633,671

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $73,405,166)		60,670,728

MORTGAGE-BACKED SECURITIES - 38.3%
BX Commercial Mortgage Trust
6.82%, TSFR1M + 1.490% 01/17/2039 (a)(b)	2,155,000	2,114,817
7.17%, TSFR1M + 1.840% 01/17/2039 (a)(b)	3,000,000	2,944,195
FHLMC
3.08%, 02/01/2050	5,730,795	3,978,470
4.00%, 09/01/2032	1,000,000	902,485
FHLMC Multifamily Structured Pass Through Certificates
4.05%, 07/25/2033	5,200,000	4,721,853
5.82%, SOFR30A + 0.504% 07/25/2024 (a)	52,142	52,043
FNMA
4.40%, 07/25/2033 (a)	5,000,000	4,654,269
5.50%, 09/01/2053	1,288,153	1,246,190
5.50%, 09/01/2053	1,045,617	1,014,594

The Community Development Fund

September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
FRESB Mortgage Trust
0.83%, 09/25/2040 (a)	$1,785,932	$1,644,740
1.03%, 04/25/2040 (a)	1,246,495	1,162,775
1.12%, 06/25/2040 (a)	2,884,200	2,448,585
1.49%, 01/25/2031 (a)	1,746,936	1,413,560
1.50%, 09/25/2041 (a)	969,012	871,646
1.60%, 10/25/2028 (a)	908,769	779,851
2.13%, 11/25/2039 (a)	1,003,525	959,435
2.21%, 12/25/2029 (a)	1,267,984	1,083,665
2.25%, 12/25/2039 (a)	825,227	695,416
2.42%, 09/25/2029 (a)	1,500,495	1,303,717
3.19%, 12/25/2025 (a)	309,804	293,827
3.36%, 09/25/2038 (a)	300,079	296,747
3.88%, 08/25/2038 (a)	1,197,307	1,118,770
GNMA
2.50%, 09/16/2065	3,882,000	3,066,780
3.50%, 10/16/2062 (a)	3,990,598	3,595,586
4.00%, 07/16/2063 (a)	1,981,695	1,872,597
STWD Mortgage Trust
6.31%, TSFR1M + 0.972% 11/15/2036 (a)(b)	3,000,000	2,922,826

TOTAL MORTGAGE-BACKED SECURITIES
(COST $50,512,265)		47,159,439

MUNICIPAL BONDS - 6.2%
Florida - 0.8%
Florida Housing Finance, RB
4.64%, 01/01/2028	580,000	554,677
4.84%, 01/01/2029	100,000	95,661
4.97%, 01/01/2030	250,000	238,173

The Community Development Fund

September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
5.03%, 07/01/2030	$100,000	$95,194
		983,705

Massachusetts - 0.3%
Massachusetts State, Housing Finance Agency, RB
1.08%, 06/01/2024	110,000	106,402
1.18%, 12/01/2024	85,000	80,331
1.23%, 06/01/2025	80,000	73,852
1.30%, 12/01/2023	30,000	29,777
1.33%, 12/01/2025	70,000	63,483
		353,845

Michigan - 0.4%
Michigan State, Housing Development Authority, RB
0.96%, 06/01/2025	500,000	460,074

New Jersey - 0.9%
New Jersey, Housing & Mortgage Finance Agency, RB
5.21%, 05/01/2030	435,000	415,289
5.26%, 11/01/2030	445,000	423,538
5.30%, 05/01/2031	320,000	303,705
		1,142,532

New York - 2.9%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,272,783
2.29%, 11/01/2030	415,000	330,992
3.43%, 01/01/2027	1,000,000	937,231
5.29%, 02/01/2031	250,000	240,861
5.34%, 08/01/2031	250,000	240,940
5.37%, 08/01/2030	250,000	241,865

The Community Development Fund

September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
5.38%, 02/01/2032	$250,000	$240,208
		3,504,880

Virginia - 1.0%
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	407,310
2.31%, 11/01/2031	500,000	386,248
2.46%, 11/01/2032	500,000	383,294
		1,176,852

TOTAL MUNICIPAL BONDS
(COST $8,605,000)		7,621,888

ASSET-BACKED SECURITIES - 0.7%
CarMax Auto Owner Trust
2.81%, 05/15/2025	617,862	616,108
SBA Small Business Investment
2.94%, 03/10/2032	99,101	85,992
United States Small Business Administration
4.01%, 06/01/2047	158,856	143,246

TOTAL ASSET-BACKED SECURITIES
(COST $862,385)		845,346

The Community Development Fund

September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

	Face	Market
Description	Amount	Value
U.S. TREASURY OBLIGATIONS - 3.9%
U.S. Treasury Notes
2.25%, 12/31/2023	$900,000	$892,828
4.13%, 07/31/2028	1,000,000	978,594
4.63%, 09/15/2026	3,000,000	2,985,703

TOTAL U.S. TREASURY OBLIGATIONS
(COST $4,881,597)		4,857,125

SHORT-TERM INVESTMENT - 2.5%
Short-Term Investment - 2.5%
Fidelity Institutional Government Portfolio, Cl I, 5.23% (c)	3,062,468	3,062,468

TOTAL SHORT-TERM INVESTMENT
(COST $3,062,468)		3,062,468

TOTAL INVESTMENTS (COST $141,328,881) - 100.8%		124,216,994
OTHER ASSETS AND LIABILITIES - (0.8)%		(1,021,592)
NET ASSETS - 100.0%		$123,195,402

A list of the open futures contracts held by the Fund at September 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Short Contracts
U.S. 10-Year Treasury Note	(46)	Dec-2023	$(5,074,105)	$(4,970,875)	$103,230
U.S. Long Treasury Bond	(8)	Dec-2023	(961,985)	(910,250)	51,735
Ultra 10-Year U.S. Treasury Note	(136)	Dec-2023	(15,628,407)	(15,172,500)	455,907
			$(21,664,497)	$(21,053,625)	$610,872

The Community Development Fund

September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at September 30, 2023 was $7,981,838 and represents 6.5% of Net Assets.

(c)	Rate shown is the 7-day effective yield as of September 30, 2023.

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
RB — Revenue Bond
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M — Term Secured Overnight Financing Rate 1 Month

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at September 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$60,670,728	$—	$60,670,728
Mortgage-Backed Securities	—	47,159,439	—	47,159,439
Municipal Bonds	—	7,621,888	—	7,621,888
Asset-Backed Securities	—	845,346	—	845,346
U.S. Treasury Obligations	—	4,857,125	—	4,857,125
Short-Term Investment	3,062,468	—	—	3,062,468
Total Investments in Securities	$3,062,468	$121,154,526	$—	$124,216,994

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$610,872	$–	$–	$610,872

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The Community Development Fund

September 30, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS (Concluded)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “— “ are $0.